Unaudited Condensed Consolidated Statements of Cash Flows - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Operating income (loss) before income taxes	$ 211,466	$ (738,210)
Debits (credits) to income that do not represent cash flows
Depreciation and amortization	49,202	63,569
Provisions for loans and accounts receivable from customers and interbank loans	117,288	320,779
Provisions and write-offs for assets received in lieu of payment	3,710	3,036
Provisions for contingencies	(2,671)	158
Impairment	1	765,746
Net gain on sale of loans and accounts receivable from customers	(5,172)	458
Income received from sale of Financial instruments at fair value through other comprehensive income	(757)	(51,517)
Net interest income	(477,096)	(453,520)
Fee and commission income	(103,453)	(104,298)
Fee and commission expense	30,949	30,716
Net foreign exchange gain (loss)	(36,385)	87,596
Net gain on sale of property, plant and equipment	(74)	101
Net gain on sale of assets received in lieu of payment	(1,862)	(942)
Net gain on sale of assets held for sale		(970)
Increase on deferred tax assets and liabilities	(51,124)	(60,229)
Other charges (credits) that do not represent cash flows	(17,144)	(114,787)
Subtotal	(283,122)	(252,314)
Loans and accounts receivable from customers and interbank loans	(478,523)	(1,093,508)
Investments under resale agreements	(26,455)	(48,885)
Obligations under repurchase agreements	(155,610)	53,493
Financial instruments at fair value through profit or loss	240,334	(49,737)
Financial instruments at fair value through other comprehensive income	21,419	444,078
Financial instruments at amortized cost	(61,589)	(54,331)
Other assets and liabilities	(187,346)	(73,958)
Time deposits and other time liabilities	(1,163,239)	938,692
Deposits and other demand liabilities	353,251	802,905
Dividends received from investments in associates	1,338	1,185
Foreign borrowings obtained	992,614	1,521,053
Repayment of foreign borrowings	(940,657)	(1,660,339)
Interest paid	(234,519)	(364,968)
Interest received	689,708	766,270
Net fee and commission income	55,749	58,970
Taxes paid	(91,454)	(107,888)
Repayment of other borrowings	16,040	(3,752)
Proceeds from sale of assets received in lieu of payment	7,228	4,502
Net cash flows provided by (used in) operating activities	(1,244,833)	881,468
CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchase of property, plant and equipment and intangible assets	(17,831)	(30,935)
Sales of property, plant and equipment	13	109
Proceeds from sale of assets held for sale		1,550
Payments for investments in associates	(872)	(338)
Net cash flows provided by (used in) investing activities	(18,690)	(29,614)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowing obtained from the Central Bank of Chile	750,000	2,004,267
Debt instruments issued	229,488	349,207
Redemption of debt issued	(111,163)	(323,505)
Dividends paid	(14)	(127,078)
Payments of lease liabilities	(16,326)	(17,467)
Net cash flows provided by financing activities	851,985	1,885,424
Effect of changes in exchange rates	98,614	75,726
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(312,924)	2,813,004
Cash and cash equivalents at the beginning of the period	4,506,256	1,447,939
Cash and cash equivalents at end of the period	4,193,332	4,260,943
Net increase (decrease) in cash and cash equivalents	$ (312,924)	$ 2,813,004